Supplemental Financial Information - Revenue Composition (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues [Abstract]
Goods	$ 4,766	$ 4,346	$ 4,170
Patents and licenses	49	12	24
Revenue	$ 4,815	$ 4,358	$ 4,194